Bank Indebtedness (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Bank Indebtedness

The following bank indebtedness relates to the prior year acquisitions of IRD, iCOMS and VIZIYA, see Note 4 for details:

	December 31,	December 31,
As at	2018	2017
Revolving credit facility of $7.6 million authorized and secured by a general security agreement:
HSBC Bank Canada - Borrowing in Canadian dollars with interest at bank prime plus 1.5% (effective rate at December 31, 2018 of 5.5% (2017 - 4.7%))	$1,450	1,723
HSBC Bank Canada demand term loan in Canadian dollars, repayable in quarterly installments of CDN$32 with interest at bank prime plus 0.5% (effective rate at December 31, 2018 of 4.5% (2017 - 3.7%)). Due September 30, 2021	260	410
HSBC Bank Canada demand term loan in Canadian dollars, repayable in quarterly installments of CDN$75 with interest at bank prime plus 0.5% (effective rate at December 31, 2018 of 4.5% (2017 - 3.7%)). Due May 31, 2022	771	1,076
TD Canada Trust - Borrowing in Canadian dollars with interest at bank prime plus 2.0% (effective rate at December 31, 2018 of 6.0% (2017- 5.2%)	2	329
ING Bank, Euro revolving credit facility, interest at 3 month Euribor rate plus 2.4% (effective rate at December 31, 2018 of 2.1% (2017- 2.3%)	115	30
	$2,598	$3,568